Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,999,000
Previously Paid Amount	0.00
Total Fee Amount	966.56
Total Offset Amount	0.00
Net Fee	966.56
Narrative - Max Aggregate Offering Price	$ 6,999,000
Final Prospectus	true